ING VARIABLE PORTFOLIOS, INC.

ING Global Value Advantage Portfolio

(formerly, ING WisdomTreeSM Global High-Yielding Equity Index Portfolio)

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class ADV Summary Prospectus, Class S Prospectus, and Class S Summary Prospectus

each dated April 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On January 23, 2014, the Portfolio’s Board of Directors (“Board”) approved a change with respect to the Portfolio’s expense structure, retroactively effective January 1, 2014.

The Portfolio’s Prospectuses are hereby revised as follows:

1.
The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.46%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses	1.33%
Waivers and Reimbursements [2]	(0.18)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.15%

1	The expense ratio has been adjusted to reflect current contractual rates.
2
The adviser is contractually obligated to limit expenses to 1.34% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.15% through May 1, 2015. Any fees waived pursuant to this obligation shall not be eligible for recoupment. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

2.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	117	404	712	1,586

3.
The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.46%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses	1.08%
Waivers and Reimbursements [2]	(0.18)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.90%

1	The expense ratio has been adjusted to reflect current contractual rates.
2
The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.90% through May 1, 2015. Any fees waived pursuant to this obligation shall not be eligible for recoupment. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

4.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$92	326	578	1,301